Financial Instruments (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Financial Instruments

19	FINANCIAL INSTRUMENTS

Financial Assets

	Loans and Receivables
		Group
	2011	2010
	US$’000	US$’000

Cash and cash equivalents	2,761	2,464
Trade and other receivables	1,862	1,151

Total financial assets	4,623	3,615

Financial Liabilities
	Financial liabilities at amortised cost
		Group
	2011	2010
	US$’000	US$’000

Trade and other payables	3,964	2,352
Loans and borrowings	6,000	-

Total financial liabilities	9,964	2,352

Significant accounting policies

Details of the significant accounting policies in respect of financial instruments are disclosed in Note 1 to the financial statements.

Financial risk management

The Board seeks to minimise its exposure to financial risk by reviewing and agreeing policies for managing each financial risk and monitoring them on a regular basis. No formal policies have been put in place in order to hedge the Group activities to the exposure to currency risk or interest risk, however as the Group enters commercial production this may be considered. No derivatives or hedges were entered into during the year.

The Group is exposed through its operations to the following financial risks:

•	cash flow interest rate risk
•	foreign currency risk
•	liquidity risk
•	credit risk
•	price risk

The policy for each of the above risks is described in more detail below.

The principal instruments used by the Group, from which financial instruments risk arises are as follow:

•	trade and other receivables
•	cash and cash equivalents
•	trade and other payables
•	long term borrowings

The fair value of all the Group financial assets and liabilities is approximate to their carrying values.

Cash flow interest rate risk

The Group manage the interest rate risk associated with the Group’s cash assets by ensuring that interest rates are as favourable as possible, through the use of bank treasury deposits, whilst managing the access the Group requires to the funds for working capital purposes.

At the year end the Group had a cash balance of US$2,761,000 (2010: US$2,464,000) which was made up as follows:

	2011	2010
	US$’000	US$’000

British Pounds Sterling	42	867
US Dollars	2,694	1,574
Philippine Peso	25	23

Included above are amounts of US$812,000 (2010: US$863,000) held within variable rate deposit accounts. Interest rates are 0% to 0.1% based on bank interest rates.

The Group received interest for the year as follows:
	2011	2010
	US$’000	US$’000

Interest from bank deposits	1	2

The Group paid interest for the year as follows:
	2011	2010
	US$’000	US$’000

Interest paid on loan facility	261	–

The interest rate risk to the Group is minimal as the interest bearing debts are fixed to US LIBOR + 4.5% and interest income on bank deposits is negligible.

Foreign currency risk

The Group has six overseas subsidiaries, two of which operate in the Philippines and whose expenses are mainly denominated in US Dollars. The other overseas subsidiaries transactions are also mainly denominated in US Dollars. Foreign exchange risk is inherent in the Group’s activities and is accepted as such. The Group keeps small balances in Philippine Peso to operate the local payroll and office expenses.

At 31 December 2011 and 2010, the currency exposure of the Group was as follows:

			Philippine
	US Dollar	UK Sterling	Peso	Total
	US$’000	US$’000	US$’000	US$’000

At 31 December 2011
Cash and cash equivalents	2,694	43	24	2,761
Trade and other receivables	1,764	84	14	1,862
Trade and other payables	(3,606)	(66)	(292)	(3,964)
Long term borrowings	(6,000)	-	-	(6,000)

Net assets/(liabilities)	(5,148)	61	(254)	(5,341)

At 31 December 2010
Cash and cash equivalents	1,574	867	23	2,464
Trade and other receivables	861	246	44	1,151
Trade and other payables	(2,007)	(215)	(130)	(2,352)

Net assets/(liabilities)	428	898	(63)	1,263

The effect of a 10% strengthening of the US Dollar against Sterling at the reporting date on the Sterling denominated balances would, all other variables held constant, have resulted in a loss, decreasing post tax profits by US$6,100 (2010: US$89,800). Conversely the effect of a 10% weakening of the US Dollar against Sterling at the reporting date would, on the same basis, have resulted in a gain increasing post tax profits by US$6,100 (2010: US$89,800).

The effect of a 10% strengthening of the US Dollar against the Philippine Peso at the reporting date on the Philippine Peso denominated balances would, all other variables held constant, have resulted in a gain increasing post tax profits by US$25,400 (2010: US$6,300). Conversely the effect of a 10% weakening of the US Dollar against Philippine Peso at the reporting date would, on the same basis, have resulted in a loss decreasing post tax profits by US$24,400 (2010: US$6,300).

Liquidity risk

Liquidity risk arises from the Group’s management of working capital.

The Group’s policy is to ensure that it will always have sufficient cash to allow it to meet its liabilities when they become due to achieve this, the Group has arranged a US$10 million facility to continue to achieve this policy, as at the end of the year US$6 million has been drawn down to meet the Group’s commitments, the remaining US$4 million is available on request.

It seeks to maintain readily available cash balances to meet expected requirements, all bank balances are currently held on an instant access basis.

The liquidity risk of each Group entity is managed centrally by the Group treasury function. The investment budgets and work plans are set locally and agreed by the Board annually in advance, enabling the Group’s cash requirements to be anticipated.

The contractual undiscounted amounts of financial liabilities are repayable as follows:

	Group	Group
	2011	2010
	US$’000	US$’000

1 month	1,295	1,162
2–3 months	45	1,072
4–6 months	–	–
6–12 months	2,624	118

	3,964	2,352

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or a counter-party of a financial instrument fails to meet its contractual obligations. The Group is mainly exposed to credit risk from credit sales.

The Group currently has only two customers which are both Philippine based oil Companies, costs of production are deducted prior to payment of the Groups share, therefore any losses would be limited to the net share of revenues. The two customers which account for 100% of the Company’s revenues are Galoc Production Company and The Philodrill Corporation.

Credit risk arises from cash and cash equivalents and deposits with banks and financial institutions. The majority of the Group’s deposits are held with two different International banks in the UK and in the Philippines. The Group’s deposits are held with an international bank, in which the UK government holds a majority shareholding, which the Board considers gives a high level of security.

The Group’s maximum exposure to credit risk by class of financial instrument is shown in the table below:

	2011	2011	2010	2010
	Carrying	Maximum	Carrying	Maximum
	value	exposure	value	exposure
	US$’000	US$’000	US$’000	US$’000

Cash and cash equivalents	2,761	2,761	2,464	2,464
Trade and other receivables	1,862	1,862	1,151	1,151

	4,623	4,623	3,615	3,615

Price risk

The Group’s oil and gas sale revenue is subject to energy market price risk. The Group does not intend to hedge the oil price risk in the short-term.

Capital

The overall objective of the Directors is to maximise shareholder returns and minimise risks by keeping a reasonable balance between debt and equity.

On a regular basis, the Board of Directors receive financial and operational performance reports that enable continuous management of assets, liabilities and liquidity.

Up to 2010 the Group had minimised risk by being purely equity financed, or by agreeing partnerships for the development of its portfolio of hydrocarbon assets. In 2011 the Group borrowed US$6 million of its US$10 million loan facility (Note 20) to redress the reasonable balance between debt and equity.